Risk and Capital Management - Schedule of Collateral for Loans and Financial Lease Operations (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Over-collateralized assets, Carrying value of the assets	R$ 567,842	R$ 527,992
Over-collateralized assets, Fair value of collateral	1,447,962	1,423,267
Under-collateralized assets, Carrying value of the assets	99,830	79,750
Under-collateralized assets, Fair value of collateral	82,844	67,332
Companies
Disclosure of detailed information about borrowings [line items]
Over-collateralized assets, Carrying value of the assets	180,843	166,845
Over-collateralized assets, Fair value of collateral	556,310	592,523
Under-collateralized assets, Carrying value of the assets	83,034	63,892
Under-collateralized assets, Fair value of collateral	75,174	60,395
Foreign loans - Latin America | Foreign
Disclosure of detailed information about borrowings [line items]
Over-collateralized assets, Carrying value of the assets	196,787	188,756
Over-collateralized assets, Fair value of collateral	390,985	374,316
Under-collateralized assets, Carrying value of the assets	13,884	12,731
Under-collateralized assets, Fair value of collateral	5,695	4,201
Individuals
Disclosure of detailed information about borrowings [line items]
Over-collateralized assets, Carrying value of the assets	190,212	172,391
Over-collateralized assets, Fair value of collateral	500,667	456,428
Under-collateralized assets, Carrying value of the assets	2,912	3,127
Under-collateralized assets, Fair value of collateral	1,975	2,736
Individuals | Vehicles
Disclosure of detailed information about borrowings [line items]
Over-collateralized assets, Carrying value of the assets	30,321	31,859
Over-collateralized assets, Fair value of collateral	66,419	70,772
Under-collateralized assets, Carrying value of the assets	1,094	1,119
Under-collateralized assets, Fair value of collateral	977	1,026
Individuals | Personal loan
Disclosure of detailed information about borrowings [line items]
Over-collateralized assets, Carrying value of the assets	9,102	8,128
Over-collateralized assets, Fair value of collateral	40,167	25,156
Under-collateralized assets, Carrying value of the assets	958	1,673
Under-collateralized assets, Fair value of collateral	828	1,556
Individuals | Mortgage loans
Disclosure of detailed information about borrowings [line items]
Over-collateralized assets, Carrying value of the assets	150,789	132,404
Over-collateralized assets, Fair value of collateral	394,081	360,500
Under-collateralized assets, Carrying value of the assets	860	335
Under-collateralized assets, Fair value of collateral	R$ 170	R$ 154